Summary of Significant Accounting Policies - Transition adjustment along with balances before, and after adoption is outlined (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies
Deferred lease liability				$ 241
ROU Assets	$ 1,874	$ 2,187
Lease Liabilities	$ 2,039	2,380
ASU 2016-02
Summary of Significant Accounting Policies
Lease Liabilities		$ 2,900
ASU 2016-02 | Adjustment
Summary of Significant Accounting Policies
Deferred lease liability			$ (241)
ROU Assets			2,612
Lease Liabilities			2,853
ASU 2016-02 | Adjusted balance
Summary of Significant Accounting Policies
ROU Assets			2,612
Lease Liabilities			$ 2,853